UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08902

               Name of Registrant: 1838 Investment Advisors Funds

            Address of Registrant: 2701 Renaissance Blvd., 4th Fl.,
                           King of Prussia, PA 19482

           Name and address of agent for service: Anna M. Bencrowsky,
                        2701 Renaissance Blvd., 4th Fl.,
                           King of Prussia, PA 19482

                           Copies to: John Kelley,
                        2701 Renaissance Blvd., 4th Fl.,
                           King of Prussia, PA 19482

       Registrant's telephone number, including area code: (484) 322-4300

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2004

ITEM 1: Schedule of Investments

1838 International Equity Fund
Schedule of Investments (Unaudited)                                                                                  July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Industry                                     Shares              Value
                                                         --------                                     ------              -----
COMMON STOCK -- 99.46%
Austria -- 1.90%
      Erste Bank Der Oester Spark                        Banks                                         14,400              559,115
                                                                                                                      ------------

Australia -- 1.91%
      BHP Billiton Ltd.                                  Metal & Mining                                61,130              564,227
                                                                                                                      ------------

Canada -- 3.94%
      Alcan Inc.                                         Metal & Mining                                 9,300              368,466
      Bank of Nova Scotia                                Banks                                         15,600              429,616
      Encana Corporation                                 Oil & Gas                                      8,200              363,416
                                                                                                                      ------------
                                                                                                                         1,161,498
                                                                                                                      ------------
Denmark -- 1.37%
      Danske Bank A/S                                    Banks                                         17,500              403,098
                                                                                                                      ------------

Finland -- 1.47%
      Stora Enso Oyj-R Shs                               Paper & Related Products                      31,400              432,856
                                                                                                                      ------------

France -- 9.38%
      Accor SA                                           Hotels, Restaurants & Leisure                 10,200              433,249
      AXA, Inc.                                          Insurance                                     22,400              460,352
      BNP Paribas                                        Financial Services                             6,258              364,510
      Essilor International                              Health Care Equipment & Supplies               8,000              491,693
      LVMH Moet-Hennessy L. Vuitton SA                   Consumer Durables & Apparel                    5,500              375,452
      Total SA (B Shares)                                Oil & Gas                                      3,300              640,851
                                                                                                                      ------------
                                                                                                                         2,766,107
                                                                                                                      ------------
Germany -- 9.14%
      Continental AG                                     Automobiles & Components                      10,200              481,388
      Deutsche Bank AG                                   Banks                                          4,700              325,481
      E. ON AG                                           Electric Utilities                             6,000              426,198
      Puma AG                                            Consumer Durables & Apparel                    2,460              579,904
      SAP AG                                             Software                                       2,400              385,168
      Siemens AG                                         Industrial Conglomerate                        7,100              497,411
                                                                                                                      ------------
                                                                                                                         2,695,550
                                                                                                                      ------------
Greece -- 1.46%
      Coca-Cola Hellenic Bottling SA                     Beverages                                     18,200              429,035

Hong Kong -- 4.20%
      CNOOC Ltd.                                         Oil & Gas                                  1,263,800              607,608
      Esprit Holdings Ltd.                               Retailing                                    141,494              629,479
                                                                                                                      ------------
                                                                                                                         1,237,087
                                                                                                                      ------------
India -- 1.59%
      ICICI Bank Ltd. - Sponsored ADR                    Banks                                         35,890              467,288
                                                                                                                      ------------

Ireland -- 2.19%
      Anglo Irish Bank Corp.                             Banks                                         40,860              644,434
                                                                                                                      ------------

Israel -- 1.53%
      TEVA Pharmaceutical Ind. - ADR                     Pharmaceuticals                               15,200              449,920
                                                                                                                      ------------

1838 International Equity Fund
Schedule of Investments (Unaudited)                                                                                  July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Industry                                     Shares              Value
                                                         --------                                     ------              -----
Japan -- 17.24%
      Asahi Kasei Corp.                                  Chemicals - Diversified                       77,000              337,831
      Canon Inc.                                         Office Electronics                             8,900              434,400
      Hoya Corp.                                         Health Care Equipment & Services               4,100              421,201
      JSR Corp.                                          Chemicals                                     19,000              314,522
      KDDI Corp.                                         Wireless Telecommunication Services               75              382,890
      Kubota Corporation                                 Machinery                                    113,000              512,000
      Mitsubishi Tokyo Financial Group, Inc.             Banks                                             54              483,047
      Nichii Gakkan Co.                                  Commercial Services & Supplies                 7,300              279,018
      Omron Corp.                                        Electronic Equipment & Instruments            19,100              408,717
      Sharp Corp.                                        Household Durables                            28,000              404,217
      SMC Corp.                                          Machinery                                      3,100              303,172
      Sumitomo Realty & Dev. Co., Ltd.                   Real Estate                                   36,800              418,996
      Toray Industries, Inc.                             Textile Products                              81,000              383,724
                                                                                                                      ------------
                                                                                                                         5,083,735
                                                                                                                      ------------
Mexico -- 1.99%
      America Movil SA (L Shares) - ADR                  Wireless Communication Services               16,500              589,545
                                                                                                                      ------------

Norway -- 1.42%
      Telenor ASA                                        Telecommunications                            61,500              418,986
                                                                                                                      ------------

Netherlands -- 4.85%
      ING Groep NV                                       Diversified Financial Services                26,234              608,948
      Koninklijke Numico NV                              Food Products                                 13,800              430,482
      Reed Elsevier NV                                   Media                                         30,600              391,250
                                                                                                                      ------------
                                                                                                                         1,430,680
                                                                                                                      ------------
Singapore -- 3.04%
      DBS Group Holdings Ltd.                            Banks                                         52,855              476,102
      Keppel Corp. Ltd.                                  Diversified Financials                        98,900              419,567
                                                                                                                      ------------
                                                                                                                           895,669
                                                                                                                      ------------
Spain -- 3.16%
      Banco Popular Espanol SA                           Banks                                          7,900              425,531
      Grupo Ferrovial SA                                 Construction & Engineering                    11,600              505,982
                                                                                                                      ------------
                                                                                                                           931,513
                                                                                                                      ------------
Sweden -- 2.95%
      Ericsson (LM) Tel - Sponsored ADR                  Wireless Telecommunication Services           14,300              381,953
      Getinge AB (B Shares)                              Health Care Equipment & Services              42,400              488,982
                                                                                                                      ------------
                                                                                                                           870,935
                                                                                                                      ------------
Switzerland -- 5.47%
      Actelion Ltd.                                      Pharmaceuticals                                3,700              353,558
      Nestle SA - Sponsored ADR                          Food Products                                  7,000              446,950
      Novartis AG - Registered Shares                    Pharmaceuticals                               11,170              499,850
      SGS SA                                             Commercial Services                              583              313,977
                                                                                                                      ------------
                                                                                                                         1,614,335
                                                                                                                      ------------
United Kingdom -- 19.26%
      Barclays PLC                                       Banks                                         56,634              473,736
      BP PLC                                             Oil & Gas                                     95,972              900,961
      British Sky Broadcasting Group PLC*                Media                                         32,200              353,959
      Capita Group PLC                                   Commercial Sefvices & Supplies                77,700              432,005
      Lloyds TSB Group PLC                               Banks                                         55,946              419,402
      Man Group PLC                                      Diversified Financials                        15,587              369,325
      Reckitt Benckiser PLC                              Household Products                            22,235              608,116
      Royal Bank of Scotland Group PLC                   Banks                                         16,093              452,719
      SABMiller PLC                                      Beverage Manufacturing                        43,290              551,832

1838 International Equity Fund
Schedule of Investments (Unaudited)                                                                                  July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Industry                                     Shares              Value
                                                         --------                                     ------              -----
      Tesco PLC                                          Food & Drug retailing                         99,503              460,948
      Vodafone Airtouch PLC                              Wireless Telecommunication Services          301,030              654,152
                                                                                                                      ------------
                                                                                                                         5,677,155
                                                                                                                      ------------

      TOTAL COMMON STOCK (Cost $23,898,868)                                                                             29,322,769

SHORT-TERM INVESTMENT -- 0.63%
      Evergreen Institutional Money Market Fund - I Shares                                            187,069              187,069
                                                                                                                      ------------

TOTAL INVESTMENTS (Cost $24,085,937) -- 100.11%                                                                         29,509,838

OTHER ASSETS AND LIABILITIES, NET -- (0.11%)                                                                               (31,076)
                                                                                                                      ------------
NET ASSETS -- 100.00%                                                                                                   29,478,762
                                                                                                                      ------------



1838 Fixed Income Fund
Schedule of Investments (Unaudited)                                                                                   July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Moody's/S&P         Principal
                                                                                     Rating            Amount               Value
                                                                                   -----------       ---------            -------
CORPORATE BONDS -- 38.95%
   Financial --  13.35%
        Chubb Corp., 3.95%, 04/01/08                                                  A2/A             400,000             397,798
        Credit Suisse FB USA Inc., 3.875%, 01/15/09                                  Aa3/A+            365,000             358,389
        Ford Motor Credit Co., 7.00%, 10/01/13                                       A3/BBB-           185,000             188,303
        GE Global Insurance Holding, 7.00%, 02/15/26                                  A1/A-            365,000             386,858
        General Motors Acceptance Corp., 4.375%, 12/10/07                            A3/BBB            475,000             471,099
        Goldman Sachs Group Inc., 6.125%, 02/15/33                                   Aa3/A+            205,000             197,220
        New York Life Insurance Co., 5.875%, 05/15/33, 144A                          Aa3/AA-           200,000             192,872
        Washington Mutual Inc., 4.375%, 01/15/08                                      A3/A-            370,000             375,456
                                                                                                                       -----------
                                                                                                                         2,567,997
                                                                                                                       -----------
   Industrial & Miscellaneous -- 17.23%
        BAE Systems 2001 Asset Trust, 6.664%, 09/15/13, 144A                         Aaa/AAA           258,791             280,165
        Centex Corp., 4.75%, 01/15/08                                               Baa2/BBB           380,000             385,598
        Ford Motor Co., 7.45%, 07/16/31                                             Baa1/BBB-           85,000              80,843
        International Paper Co., 5.85%, 10/30/12                                    Baa2/BBB           345,000             354,259
        Reed Elsevier Capital, 613%, 08/01/06                                         A3/A-            335,000             353,540
        SAB Miller PLC, 6.625%, 08/15/33, 144A                                      Baa1/BBB+          350,000             371,871
        Transocean Sedco Inc., 6.75%, 04/15/05                                       Baa2/A-           395,000             404,592
        Tyco Intl Group, 613%, 01/15/09                                             Baa3/BBB           340,000             364,155
        United Mexican States, 4.625%, 10/08/08                                     Baa2/BBB-          380,000             378,480
        Weyerhaeuser Co., 6.000%, 08/01/06                                          Baa2/BBB           325,000             342,021
                                                                                                                       -----------
                                                                                                                         3,315,523
                                                                                                                       -----------
   Telecommunications & Multimedia --  8.37%
        AOL Time Warner, 6.125%, 04/15/06                                           Baa1/BBB+          180,000             188,553
        AOL Time Warner, 7.625%, 04/15/31                                           Baa1/BBB+          235,000             258,537
        AT&T Wireless Services Inc., 7.50%, 05/01/07                                Baa2/BBB           190,000             208,821
        British Telecom PLC, 7.625%,  12/15/10                                       Baa1/A-           175,000             206,254
        Comcast Corp., 7.05%, 03/15/33                                              Baa3/BBB            35,000              36,894
        Deutsche Telekom International Finance, 7.75%, 06/15/05                     Baa2/BBB+          195,000             204,459
        France Telecom, 7.75%, 03/01/11                                             Baa2/BBB+          280,000             326,695
        GTE Corp. (Verizon), 6.94%, 04/15/28                                          A3/A+            175,000             180,882
                                                                                                                       -----------
                                                                                                                         1,611,095
                                                                                                                       -----------
        Total Corporate Bonds                                                                                            7,494,616
                                                                                                                       -----------

ASSET BACKED SECURITIES -- 12.79%
             Bear Stearns Commercial Mortgage Sec., Ser. 1999-WF2, C1. A2,
              7.08%, 06/15/09                                                        Aaa/AAA           285,000             317,879
             Carmax Auto Owner Trust, Ser. 2004-1, C1. A3,
              2.66%, 05/15/08                                                        Aaa/AAA           425,000             422,393
             Drivetime Auto Owner Trust, Ser. 2004-A C1. A3,
             2.419%, 08/15/08, 144A                                                  Aaa/AAA           410,000             404,875
             Franklin Auto Trust, Ser. 2003-1, C1. A4,
             2.27%, 05/20/11                                                         Aaa/AAA           380,000             371,696
             FHLMC Structured Pass Through Sec., Ser. H005, C1. A1,
             2.55%, 08/15/07                                                         Aaa/AAA           109,616             109,281
             Long Beach Auto Receivables Trust, Ser. 2003-A, C1. A3,
             2.021%, 07/15/07                                                        Aaa/AAA           415,000             414,607
             TF Automobiles Receivables Owner Trust, Ser. 2002-1 C1. A3,
             3.00%, 05/12/09, 144A                                                   Aaa/AAA           280,000             281,568
             Textron Financial Corp. Receivables Trust,Ser. 2000-B, C1. A3,
             6.99%, 03/15/06, 144A                                                   Aaa/AAA           140,724             140,708
                                                                                                                       -----------
             Total Asset Backed Securities                                                                               2,463,006
                                                                                                                       -----------

MORTGAGE BACKED SECURITIES -- 32.02%
             FGCI, Pool # E92496, 5.50%, 11/01/17                                    Aaa/AAA            18,621              19,155
             FGCI, Pool # B13342, 5.50%, 04/01/19                                    Aaa/AAA           170,310             175,055
             FGCI, Pool # B13580, 5.00%, 04/01/19                                    Aaa/AAA           202,325             203,914
             FGLMC, Pool # C72047, 7.00%, 09/01/32                                   Aaa/AAA             4,311               4,564
             FGLMC, Pool # A00930, 10.00%, 05/01/20                                  Aaa/AAA             6,331               7,087


1838 Fixed Income Fund
Schedule of Investments (Unaudited)                                                                                   July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Moody's/S&P       Principal
                                                                                     Rating            Amount               Value
                                                                                   -----------       ---------            -------
             FGLMC, Pool # C80342, 6.50%, 09/01/25                                   Aaa/AAA            31,533              33,112
             FGLMC, Pool #D85515, 6.50%, 01/01/28                                    Aaa/AAA           206,772             216,811
             FGLMC, Pool # C16503, 6.50%, 10/01/28                                   Aaa/AAA             2,423               2,538
             FGLMC, Pool # C00967, 8.50%, 02/01/30                                   Aaa/AAA           116,791             127,142
             FGLMC, Pool # C01361, 6.00%, 05/01/32                                   Aaa/AAA           205,639             211,151
             FGLMC, Pool # A14640, 5.00%, 10/01/33                                   Aaa/AAA           986,335             963,868
             FGLMC, Pool #A22212, 5.500%, 05/01/34                                   Aaa/AAA           314,348             315,678
             FNCI, Pool # 303728, 6.00%, 01/01/11                                    Aaa/AAA           205,660             215,401
             FNCI, Pool # 535003, 7.00%, 11/01/14                                    Aaa/AAA           111,103             117,844
             FNCI, Pool # 357279, 6.00%, 05/01/17                                    Aaa/AAA           324,441             338,995
             FNCI, Pool # 701353, 5.00%, 04/01/18                                    Aaa/AAA           162,686             167,495
             FNCI, Pool # 695852, 5.00%, 05/01/18                                    Aaa/AAA           319,105             321,897
             FNCI, Pool #722798, 5.00%, 06/01/18                                     Aaa/AAA           248,555             250,730
             FNCL, Pool # 481429, 6.00%, 01/01/29                                    Aaa/AAA           468,743             482,758
             FNCL, Pool # 522898, 8.00%, 01/01/30                                    Aaa/AAA            74,913              81,445
             FNCL, Pool # 526025, 8.00%, 01/01/30                                    Aaa/AAA            83,258              90,415
             FNCL, Pool # 704096, 5.50%, 05/01/33                                    Aaa/AAA           749,463             753,145
             FNCL, Pool #743430, 5.50%, 10/01/33                                     Aaa/AAA           387,970             389,876
             GNSF, Pool # 6937, 8.50%, 12/15/05                                      Aaa/AAA               631                 647
             GNSF, Pool # 780374, 7.50%, 12/15/23                                    Aaa/AAA           192,744             208,342
             GNSF, Pool # 417239, 7.00%, 02/15/26                                    Aaa/AAA           302,877             322,919
             GNSF, Pool #569684, 6.00%, 02/15/32                                     Aaa/AAA           129,362             133,321
             GNSF, Pool #588967, 6.00%, 11/15/32                                     Aaa/AAA             5,353               5,517
                                                                                                                       -----------
             Total Mortgage Backed Securities                                                                            6,160,821
                                                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.39%
             FHLMC, 5.125%, 11/07/13                                                 Aaa/AAA           250,000             248,034
             FHLMC, Sub. Notes, 6.25%, 03/05/12                                      Aa2/AA-           535,000             563,008
             FNMA, 3.50%, 10/15/07                                                   Aaa/AAA           400,000             397,736
             FNMA, 3.125%, 03/16/09                                                  Aaa/AAA           405,000             388,079
             FFCB, 3.25%, 06/15/07                                                   Aaa/AAA           210,000             209,248
                                                                                                                       -----------
             Total U.S. Agency Obligations                                                                               1,806,104
                                                                                                                       -----------

U.S. TREASURY OBLIGATIONS* -- 5.53%
             U.S. Treasury Notes, 1.50%, 03/31/06                                                      250,000             245,986
             U.S. Treasury Notes, 3.025%, 04/15/09                                                      90,000              87,986
             U.S. Treasury Notes, 2.75%, 06/30/06                                                      225,000             225,448
             U.S. Treasury Bonds, 5.375%, 02/15/31                                                     490,000             501,867
                                                                                                                       -----------
             Total U.S. Treasury Obligations                                                                             1,061,287
                                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 0.49%                                                                         Shares
                                                                                                        ------
             Evergreen Institutional Money Market Fund - I Shares                                       91,821              91,821
                                                                                                                       -----------
TOTAL INVESTMENTS -- 99.15%                                                                                             19,077,655

OTHER ASSETS AND LIABILITIES, NET-- 0.85%                                                                                  164,471
                                                                                                                       -----------
NET ASSETS -- 100.00%                                                                                                   19,242,126
                                                                                                                       ===========


ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(2) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   Signatures


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds

BY: /s/ W. Thacher Brown
    ----------------------------
        W. Thacher Brown
        Chairman and President

Date: September __, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ W. Thacher Brown
    ---------------------------------
        W. Thacher Brown
        Chairman and President
        (Principal Executive Officer)

Date: September __, 2004

BY: /s/ Anna M. Bencrowsky
    ---------------------------------
        Anna M. Bencrowsky
        Secretary and Treasurer
        (Principal Financial Officer)

Date: September __, 2004